Consolidated statement of profit or loss and other comprehensive loss ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($) $ / shares	Mar. 31, 2018 INR (₨) ₨ / shares	Mar. 31, 2017 INR (₨) ₨ / shares	Mar. 31, 2016 INR (₨) ₨ / shares
Revenue
Rendering of services	$ 180,409	₨ 11,746,416	₨ 9,036,286	₨ 8,130,710
Other revenue	7,712	502,097	320,527	214,524
Total revenue	188,121	12,248,513	9,356,813	8,345,234
Other income	1,382	90,001	25,282	26,662
Service cost	75,730	4,930,757	4,179,486	4,164,352
Personnel expenses	44,584	2,902,840	2,115,308	1,524,055
Marketing and sales promotion expenses	63,822	4,155,420	2,457,242	1,687,541
Other operating expenses	50,438	3,284,030	2,217,887	1,967,162
Depreciation and amortization	6,537	425,600	275,587	233,703
Results from operations	(51,608)	(3,360,133)	(1,863,415)	(1,204,917)
Share of loss of joint venture	(162)	(10,559)	(9,441)	(11,802)
Finance income	1,412	91,912	139,158	95,072
Finance cost	(2,351)	(153,056)	(149,863)	(111,973)
Listing and related expenses			(4,242,526)
Change in fair value of warrants	(8,651)	(563,253)	230,111	(3,167)
Loss before taxes	(61,360)	(3,995,089)	(5,895,976)	(1,236,787)
Tax expense	(874)	(56,887)	(40,987)	(6,515)
Loss for the year	(62,234)	(4,051,976)	(5,936,963)	(1,243,302)
Items not to be reclassified to profit or loss in subsequent years (net of taxes)
Remeasurement loss on defined benefit plan	(75)	(4,860)	(8,140)	(9,403)
Items that are or may be reclassified subsequently to profit or loss (net of taxes)
Foreign currency translation differences	(152)	(9,879)	44,997	(18,615)
Total other comprehensive income / (loss) for the year, net of tax	(227)	(14,739)	36,857	(28,018)
Total comprehensive loss for the year, net of tax	(62,461)	(4,066,715)	(5,900,106)	(1,271,320)
Loss attributable to :
Owners of the Parent Company	(61,330)	(3,993,140)	(5,901,483)	(1,218,824)
Non controlling interest	(904)	(58,836)	(35,480)	(24,478)
Total comprehensive loss attributable to :
Owners of the Parent Company	(61,556)	(4,007,784)	(5,864,482)	(1,246,632)
Non controlling interest	$ (905)	₨ (58,931)	₨ (35,624)	₨ (24,688)
Loss per share
Basic | (per share)	$ (1.79)	₨ (116.41)	₨ (237.89)	₨ (58.10)
Diluted | (per share)	$ (1.79)	₨ (116.41)	₨ (237.89)	₨ (58.10)